CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 11, 2013	Jan. 25, 2013	Oct. 31, 2013	Oct. 31, 2014	Nov. 30, 2013	Nov. 30, 2016
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Conversion price (in Dollars per share)					$ 0.1892
Aggregate fair value (in Dollars)			$ 164,811	$ 1,670,704
Convertible Debenture Due November 2016 [Member] | Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 0.20
Conversion price (in Dollars per share)	$ 0.189
Discount for lack of marketability	35.50%
Term (years)	3 years
Expected volatility	102.80%
Weighted average risk-free interest rate	0.62%
Trials (in Shares)	100,000
Aggregate fair value (in Dollars)	1,570,000
Convertible Debenture Due November 2016 [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Aggregate fair value (in Dollars)						1,570,000
Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)		$ 0.21	$ 0.195
Conversion price (in Dollars per share)		$ 0.15	$ 0.15
Term (years)		2 years	1 year 3 months
Expected volatility		110.00%	115.00%
Weighted average risk-free interest rate		0.30%	0.30%
Trials (in Shares)		100,000	100,000
Aggregate fair value (in Dollars)		$ 1,180,000	$ 540,000